INVESTMENTS (Details)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Hanting CNY	Dec. 31, 2012 Hanting CNY	Dec. 31, 2013 eHi CNY	Dec. 31, 2013 Easy Go CNY	Dec. 31, 2013 Dining Secretary CNY	Dec. 31, 2012 Dining Secretary CNY	Dec. 31, 2013 Happy City CNY	Dec. 31, 2013 Home Inns CNY	Dec. 31, 2012 Home Inns CNY	Dec. 31, 2013 Yishang Network CNY	Dec. 31, 2012 Starway Hong Kong CNY	Dec. 31, 2013 Keystone CNY	Dec. 31, 2013 Zhong'an Online CNY
Investment
Available-for-sale				1,016,455,767	585,540,705	570,977,550	143,904,165	56,242,365	60,234,118	37,358,327
Equity method											801,550,868	762,423,802	21,665,182	15,656,192
Cost method															155,330,749	50,000,000
Others		3,728,507	13,393,132
Total net book value	$ 471,978,043	2,857,213,480	1,437,247,949